Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property and Equipment
Schedule of Property and equipment
	June 30,	December 31,
	2021	2020

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(175,000)	(162,000)
Property and equipment, net	$31,000	$44,000

	December 31,
	2020	2019
Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(162,000)	(141,000)
Property and equipment, net	$44,000	$56,000